Financial instruments (Details 18) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Brazilian real/U.S. dollar exchange rate | Bonds
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	R$ 418,995
Possible adverse gain (loss) -25%	(5,426,211)
Extreme adverse gain (loss) -50%	(10,852,422)
Brazilian real/U.S. dollar exchange rate | Braskem Idesa borrowings
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	204,511
Possible adverse gain (loss) -25%	(2,648,529)
Extreme adverse gain (loss) -50%	(5,297,058)
Brazilian real/U.S. dollar exchange rate | Export prepayments
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	15,647
Possible adverse gain (loss) -25%	(202,635)
Extreme adverse gain (loss) -50%	(405,271)
Brazilian real/U.S. dollar exchange rate | Investments
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	11,972
Possible adverse gain (loss) -25%	(155,040)
Extreme adverse gain (loss) -50%	(310,080)
Brazilian real/U.S. dollar exchange rate | Sace
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	22,150
Possible adverse gain (loss) -25%	(286,849)
Extreme adverse gain (loss) -50%	(573,699)
Brazilian real/U.S. dollar exchange rate | Dollar put option
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	31,532
Possible adverse gain (loss) -25%	(708,357)
Extreme adverse gain (loss) -50%	(2,000,912)
Brazilian real/U.S. dollar exchange rate | Dollar swap
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	38,308
Possible adverse gain (loss) -25%	(353,647)
Extreme adverse gain (loss) -50%	(717,505)
Brazilian real/U.S. dollar exchange rate | Swap NCE
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	7,865
Possible adverse gain (loss) -25%	(101,872)
Extreme adverse gain (loss) -50%	(203,747)
Brazilian real/U.S. dollar exchange rate | Financial investments abroad
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	70,689
Possible adverse gain (loss) -25%	(915,461)
Extreme adverse gain (loss) -50%	(1,830,922)
Libor floating interest rate | Braskem Idesa borrowings
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(82,386)
Possible adverse gain (loss) -25%	(411,928)
Extreme adverse gain (loss) -50%	(823,857)
Libor floating interest rate | Export prepayments
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(5,133)
Possible adverse gain (loss) -25%	(25,665)
Extreme adverse gain (loss) -50%	(51,330)
Libor floating interest rate | Swaps
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	13,747
Possible adverse gain (loss) -25%	67,773
Extreme adverse gain (loss) -50%	133,197
CDI interest rate | Export credit notes
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(884)
Possible adverse gain (loss) -25%	(21,986)
Extreme adverse gain (loss) -50%	(58,762)
CDI interest rate | Debentures
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	9,416
Possible adverse gain (loss) -25%	232
Extreme adverse gain (loss) -50%	(10,035)
CDI interest rate | Financial investments in local currency
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	26,228
Possible adverse gain (loss) -25%	67,665
Extreme adverse gain (loss) -50%	135,371
IPCA interest rate | Debentures
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(5,879)
Possible adverse gain (loss) -25%	(21,556)
Extreme adverse gain (loss) -50%	(44,125)
TJLP interest rate | FINAME
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(5)
Possible adverse gain (loss) -25%	(15)
Extreme adverse gain (loss) -50%	R$ (31)